Capital, Share Premium, Reserves (Details)								6 Months Ended
	Apr. 13, 2023 EUR (€) shares	Apr. 13, 2023 USD ($)	Mar. 30, 2023 EUR (€) € / shares shares	Mar. 30, 2023 USD ($) $ / shares shares	Mar. 29, 2023 EUR (€) shares	Jul. 07, 2021 EUR (€)	Sep. 21, 2020 EUR (€)	Jun. 30, 2023 EUR (€)	Jun. 30, 2022 EUR (€)	Dec. 22, 2022 EUR (€)	Dec. 22, 2022 USD ($)
Capital, Share Premium, Reserves
Number of new shares issued | shares	375,000		2,047,544	2,047,544	393,162
Aggregate capital increase					€ 2,500,000
Share price | (per share)			€ 6.52	$ 7.10
Gross proceeds		$ 3,000,000.0	€ 13,350,000	$ 15,000,000	€ 2,800,000
Direct-attributable transaction costs						€ 7,600,000	€ 6,500,000
Proceeds net of transaction costs	€ 18,300,000							€ 18,279,000	€ 136,000
At the Market Program Established
Capital, Share Premium, Reserves
Aggregate capital increase										€ 50,000,000	$ 50,000,000
Private Placement
Capital, Share Premium, Reserves
Gross proceeds			€ 13,350,000
Share premium
Capital, Share Premium, Reserves
Aggregate capital increase	2,700,000
Direct-attributable transaction costs	€ 337,000							€ 337,000